FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial risk management
6.      FINANCIAL RISK MANAGEMENT

6.1      General considerations and policies

Risks and financial instruments are managed through policies, the definition of strategies and implementation of control systems, defined by the risk management committees of the entities of the group, and approved by the Company’s Board of Directors. The compliance of treasury financial instruments positions, including derivatives, in relation to these policies, is presented and assessed on a monthly basis by the Company’s Treasury Committee and subsequently submitted to the analysis of the Audit and Risk Management and Finance Committees, the Executive Committee and, if necessary, the Board of Directors.

Risk management of the Company’s operations is performed by the Company’s Corporate Treasury, which is also responsible for approving short-term investments and borrowings transactions. Risk management of the subsidiaries Aesop, The Body Shop, Avon International and Natura &Co Latam is conducted by local treasury teams, subject to monitoring and approval of the Company’s Corporate Treasury.

6.2      Financial risk factors

The Company’s activities expose them to several financial risks: market risks (including foreign currency and interest rate risks), credit risk and liquidity risk. The Company’s overall risk management program is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance, using financial instruments to hedge certain risk exposures. The Company does not operate derivative instruments with the purpose of speculation.

a)              Market risks

Market risks reflect the risks that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in market prices, including currency risk, interest rate risk and other price risks. The Company is exposed to market risks arising from their business activities. These market risks mainly comprise possible fluctuations in exchange and interest rates (detailed below in this note).

Other price risks include, among others, exposures to financial instruments due to changes in commodity and raw material prices. Climatic aspects, such as the availability of natural raw material used in the products and/or significant changes in the cost of these items in view of their dependence on an environment conducive to harvesting and/or extraction in accordance with the sustainability assumptions and the commitments assumed by the Company with the environment may expose the Company to additional market risks that affect the entity's operations as well as the measurement and/or recoverability of financial instruments. As of December 31, 2021, the Company’s Management assessed these risks and concluded that they are not material. The disclosures about interest rate and liquidity risks discussed below also bring other considerations about sustainability and climate change issues.

To hedge the current balance sheet positions of the Company against market risks, the following derivative instruments are used and consist of the balances in the following table, as of December 31, 2021 and 2020:

Description	Fair value (Level 2)
	Consolidated
	2021	2020
Financial derivatives	516,386	1,857,869
Operating derivatives	251	(11,092)
Total	516,637	1,846,777

b)              Foreign exchange risk

The Company is exposed to foreign exchange risk resulting from financial instruments and operations in currencies other than their functional currencies, as well as to operating cash flows in foreign currencies. To reduce this exposure, policies were implemented to hedge the Company from foreign exchange risk, which establish exposure levels related to these risks.

The treasury procedures defined by the current policies include quarterly projection and assessment of the consolidated foreign exchange rate exposure of the Company, on which Management’s decision-making is based.

The Company’s foreign exchange hedging policy considers the amounts of foreign currency of receivables and payables balances from commitments already assumed and recorded in the financial statements, as well as future cash flows, with a six-month average term, not yet recorded in the balance sheet.

Pursuant to the Foreign Exchange Hedging Policy, the derivatives entered into by the Company should eliminate the foreign exchange risk of financial instruments in currencies other than their functional currencies and should also limit losses due to exchange rate variation on future cash flows.

To hedge from the foreign exchange exposures in relation to foreign currency, the Company enters transactions with derivative instruments such as swap and non-deliverable forward (“NDF” or "forward").

c)               Derivative instruments to hedge foreign exchange rate risk

The Company classifies derivatives between financial and operating derivatives. Financial derivatives include swaps or forwards engaged to hedge the foreign exchange risk the borrowing, financing, debt securities and intercompany borrowings denominated in foreign currency. Operating derivatives are used to hedge the foreign exchange risk from the business’s operating cash flows.

As of December 31, 2021 and 2020, the derivative balances are composed as follows:

Financial derivatives

Consolidated	Fair value		Gain (loss) of fair value adjustment
Description	2021	2020	2021	2020
Swap agreements: (a)
Asset position:
Long position - U.S. dollar	6,881,981	4,683,900	978,350	421,897

Liability position:
Post-fixed CDI Rate:
Short position in CDI	(6,348,442)	(2,803,797)	(823,887)	(172,885)

Forward contracts (NDF):
Liability position:
Post-fixed CDI Rate:	(137)	-	(137)	-
Short position at interbank rate	(17,016)	(22,234)	94	(16,778)
Total net derivative instruments:	516,386	1,857,869	154,420	232,234
a)	Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of Bank Deposits (post-fixed CDI), in the case of Brazil.

Below are the changes in net derivatives balances for the years ended on December 31, 2021 and 2020:

Consolidated
Balance as of December 31, 2019	725,572
Losses from swap and forward derivative contracts	1,090,299
Payment of funds due to settlement of derivative transactions – operating activity	(211,722)
Proceeds received due to settlements - financing activity	38,835
Exchange rate variation (OCI)	203,793
Balance as of December 31, 2020	1,846,777
Losses from swap and forward derivative contracts	441,554
Payment of funds due to settlement of derivative transactions – operational activity	(1,570,584)
Proceeds received due to settlements - financing activity	9,040
Exchange rate variation (OCI)	(210,150)
Balance as of December 31, 2021	516,637

For the derivative instruments held by the Company as of December 31, 2021 and 2020, as the contracts are directly with financial institutions and not through stock exchanges, there are no margin deposits to guarantee these operations.

Operating derivatives - Consolidated

As of December 31, 2021 and 2020, the Company maintains forward derivative instruments, with the purpose of hedging the foreign exchange risk of operating cash flows (such as import and export transactions):

Description	Fair value
	2021	2020
Net position in GBP and USD	(404)	(7,670)
Forward contracts	655	(3,422)
Total of derivative instruments, net	251	(11,092)

Sensitivity analysis

For the foreign exchange risk sensitivity analysis, the Company’s Management believes that it is important to consider, in addition to the assets and liabilities with exposure to fluctuations in exchange rates recorded in the balance sheet, the fair value of the financial instruments entered into by the Company to hedge certain exposures as of December 31, 2021 and 2020, as set forth in the table below:

	Consolidated
	2021	2020
Borrowing and financing in foreign currency in Brazil (a)	(5,897,015)	(4,246,692)
Trade accounts receivable in foreign currency in Brazil	307,433	236,782
Trade accounts payable in foreign currencies in Brazil	(37,390)	(14,459)
Fair value of financial derivatives	6,882,499	4,680,478
Net asset exposure	1,255,527	656,109

(a)    Excluding transaction costs.

This analysis considers only financial assets and liabilities recorded in Brazil in foreign currency, since exposure to the foreign exchange rate variation in other countries is close to zero due to the strong currency and effectiveness of its derivatives, and it is considered that all other variables, especially interest rates, remain constant and do not consider any impact of the forecasted purchases and sales.

The following table shows the projection of the incremental loss that would have been recognized in profit or loss for the subsequent year, if the current net foreign exchange exposure remains static, based on the following scenarios:

	Consolidated
Parity - R$ vs US$	5.5805	5.7021	4.2765	2.8510
	Scenario	Scenario	Scenario I	Scenario II
Operation/Instrument	Real	Probable	Depreciation 25%	Depreciation 50%
Assets denominated in US$
Fair value of “financial” derivatives	6,882,499	7,032,419	5,274,315	3,516,210
Trade accounts receivable in foreign currency in Brazil	307,433	314,130	235,597	157,065

Liabilities denominated in US$
Borrowing and financing in foreign currency in Brazil	(5,897,015)	(6,025,469)	(4,519,102)	(3,012,734)
Trade accounts payable in foreign currencies in Brazil	(37,390)	(38,204)	(28,653)	(19,102)
Impact on net income and shareholders’ equity	1,255,527	27,349	(293,370)	(614,089)

The probable scenario considers future US dollar rates for a 90 days-term. According to quotations obtained at the Brazilian Stock Exchange (“B3”) as of December 31, 2021 and in line with the first maturities of financial instruments with exchange exposure, R$ 5.7021 / US$ 1.00. Scenarios I and II consider an increase/decrease in the US dollar of 25% (R$ 4.2765 / US$ 1.00) and 50% (R$ 2.8510 / US$1.00), respectively. Management uses the probable scenario in the assessment of possible changes in the exchange rate and presents the referred scenario in compliance with IFRS 7/CPC 40 - Financial Instruments: Disclosures.

Derivative instruments designated for hedge accounting

The Company formally designated its operations subject to hedge accounting for derivative instruments to hedge borrowings denominated in foreign currency and other expenses of Company, for derivative instruments contracted to hedge the purchase of nationalized materials of subsidiary Natura Indústria and for derivative instruments contracted to hedge the operating cash flows from subsidiary The Body Shop’s foreign currency purchase and sales transactions.

During the year ended December 31, 2021, the Company designated the derivative instruments (forward swap) acquired in May 2021 for the hedge accounting aiming to protect against the variability of cash flow attributable to the Company’s ESG Notes issued on such date (see note 19.1).

The positions of derivative instruments designated as outstanding cash flow hedge on December 31, 2021 are set out below:

Cash flow hedge instrument – Consolidated

				Other comprehensive income
	Hedged item	Notional currency	Fair value	Accumulated contract gain (loss)	Gain (loss) in the period
Currency Swap – US$/R$	Currency	BRL	533,539	64,145	(215,944)
Forward agreements (The Body Shop and Avon)	Currency	BRL	-	-	5,173
Forward contract (Natura Indústria)	Currency	BRL	(129)	(129)	621
Total			533,410	64,016	(210,150)

The changes in cash flow hedge reserve recorded in OCI are shown below:

Consolidated
Cash flow hedge balance as of December 31, 2019	42,729
Change in the fair value of hedge instrument recognized in OCI	178,006
Tax effects on fair value of hedge instrument	(61,658)
Cash flow hedge balance as of December 31, 2020	159,077
Change in the fair value of hedge instrument recognized in OCI	(210,150)
Tax effects on fair value of hedge instrument	72,939
Cash flow hedge balance as of December 31, 2021	21,866

The Company designates as cash flow hedge the derivative instruments used to offset variations arising from foreign currency exposure, in the fair value of contracted debts, other than the functional currency and in the projected operating cash flows in foreign currency.

d)              Interest rate risk

The interest rate risk arises from short and long-term investments, borrowing, financing and debentures. Financial instruments issued at variable rates expose the Company to cash flow risk associated with interest rate. Financial instruments issued at fixed rates expose the Company to the fair value risk associated with the interest rate.

The Company’s cash flow risk associated with interest rate arises from short-term and long-term investments, borrowing and financing issued at floating rates. The Company’s Management holds, for the most part, the indexes of its exposures to deposit and lending interest rates tied to floating rates. Short-term investments are adjusted by the Certificate of bank deposits (“CDI”) whereas borrowing and financing are adjusted by the CDI and fixed rates, according to the contracts entered into with financial institutions and through the negotiation of securities with investors in that market.

Additionally, the Company considered potential aspects related to sustainability and climate change commitments as part of the risks to which it is exposed in relation to the interest rate on financial instruments, except for the risks associated with the ESG notes (disclosed in item (f) below), there is no exposure to material risks which should be subject to specific disclosure.

Sensitivity analysis

As of December 31, 2021, there are borrowing, financing, and debentures contracts denominated in foreign currency that are linked to interest swap agreements, changing the liability index rate to the CDI variation. Accordingly, the risk of the Company becomes the exposure to the variation of the CDI. The following table presents the exposure to interest rate risks of transactions related to CDI, including derivative transactions (borrowing, financing and debentures in Brazil were considered in full, given that 99.4% of the amount is related to the CDI):

Consolidated
Total borrowing, financing, and debentures - in local currency (note 20)	(6,914,117)
Operations in foreign currency with derivatives related to CDI (a)	(5,802,715)
Short-term investments (notes 7 and 8)	2,636,599
Net exposure	(10,080,233)
a)	Refers to transactions involving derivatives related to CDI to hedge the borrowing, financing and debentures arrangements raised in foreign currency in Brazil.

The sensitivity analysis considers the exposure of borrowing and financing, net of short-term investments, linked to CDI (notes 7 and 8).

The following tables show the projection of incremental loss that would have been recognized in profit or loss for the following year, assuming that the current net liability exposure is static and the following scenarios:

	Description	Company Risk	Probable scenario	Scenario II	Scenario III
Consolidated	Net liability	Rate increase	(110,883)	(369,189)	(627,495)

The probable scenario considers future interest rates for 90 days-term, according to B3 quotations on the expected dates of the first maturities of financial instruments with exposure to interest rates, as of December 31, 2021. Scenarios II and III consider an increase interest rates by 25% (12.81% per year) and 50% (15.38% per year), respectively, over a CDI rate of 10.25% per year.

e)              Credit risk

Credit risk refers to risk of a counterparty not complying with its contract obligations, which would result in financial losses for the Company. The Company’s sales are made to a high number of Natura and Avon Consultants and this risk is managed through a credit granting process. The result of this management is reflected in the “allowance for expected credit losses” in “trade receivables”, as shown in note 9.

The Company is also subject to credit risks related to financial instruments entered for the management of its business, mainly represented by cash and cash equivalents, short-term investments and derivative instruments.

The Company believes that the credit risk of transactions with financial institutions is low, as these are considered as first tier by the Management.

The short-term investments policy adopted by the Company’s Management establishes the financial institutions with which the Company is allowed to do business, in addition to defining limits on funds allocation percentages and absolute amounts that may be allocated in each of these financial institutions.

f)               Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash, short-term investments, funds available through credit facilities and the ability to settle market positions.

Management monitors the Company’s liquidity level considering the expected cash flows in exchange for unused credit facilities, as shown in the following table:

	Consolidated
	2021	2020
Total current assets	17,449,877	18,734,820
Total current liabilities	(13,693,877)	(16,159,586)
Total net working capital	3,756,000	2,575,234

As of December 31, 2021, the carrying amount of financial liabilities, measured using the amortized cost method, considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates, may be changed due to the variation in floating interest rates. Their corresponding maturities, considering that the Company is in compliance with contractual covenants, are evidenced below:

Consolidated	Less than one year	One to five years	Over five years	Total expected cash flow	Interest to be accrued	Carrying amount
Borrowing, financing and debentures	1,339,240	7,288,382	7,495,223	16,122,845	(3,406,013)	12,716,832
Lease liability	1,154,697	2,086,269	829,511	4,070,477	(522,615)	3,547,862
Trade accounts payables, related parties and reverse factoring operations	6,770,579	-	-	6,770,579	-	6,770,579
Dividends payable	180,772	-	-	180,772	-	180,772

The Company had a secured credit facility of up to seventy million pounds (£70 million), which could be withdrawn in installments to meet the short-term financing needs of subsidiary The Body Shop and was being used by the subsidiary since the first quarter of 2020, to reinforce working capital and liquidity. During 2021’s first quarter, this credit facility was settled.

In April 2021, a new credit facility in the amount of one hundred million pounds (£100 million) was contracted, and the total amount was used as of June 30, 2021. See more details in note 19.1.

Matters related to climatic factors and other sustainability commitments assumed may expose the Company to possible risks related to its financial instruments, especially related to the potential variability of cash flows required to settle obligations with third parties on financing that involve such commitments. On May 4, 2021, subsidiary Natura Cosméticos concluded the offer of the notes linked to the sustainability goals subject to interest of 4.125% p.a. and with maturity date on May 3, 2028 (“ESG Notes”) in the total principal amount of US$1 billion, and these are guaranteed by the Company. For this offer of notes, derivative instruments were contracted for hedging purposes. The targets, to be met by 2026, include a reduction in greenhouse gas emissions by 13% and the use of recycled plastic in packaging by at least 25%. Any non-compliance with the sustainability goals set forth above and/or lack of report issued by an external verifier attesting to the fulfillment of these goals within 30 days before November 3, 2027 (in relation to the year to be ended December 31, 2026) will lead to a 65-basis point increase in the interest rate per year. On the date of preparation of these financial statements, the Company has no indication that these targets will not be met at the time of effective measurement.

6.3       Covid-19 Impacts

The Company is monitoring the evolution of the Covid-19 pandemic in the markets it operates, especially with, regard to restrictive measures adopted by these jurisdictions. The Crisis Committee created in the second quarter of 2020 continuously analyzes the situation and acts to minimize impacts on the operations and on the equity and financial position of the Company, with the objective of implementing appropriate measures, ensuring the continuity of operations, hedge cash, improve liquidity and promote the health and safety of all.

In view of this scenario, the Company’s Management reviews the recoverability expectations of its financial and non-financial assets in the preparation of this financial statements, considering the most recent information available and reflected in the Company’s business plans. During the years of 2021 and 2020, there was no deterioration identified with respect to the Company’s liquidity, its cash position or leverage that could impact compliance with financial covenants and short-term commitments of the Company. There were also no significant deviations from the projections or market assumptions of future results associated with the impairment tests of assets on December 31, 2021 and 2020 (except with regard to the impairment of the stores, as discussed below).

On a supplementary basis, considering the uncertainties associated with the adversities observed in the economic scenario, the Management also assesses the possible effects on the consolidated financial statements, as discussed below:

6.3.1. Revenues

The Company’s and its subsidiaries’ businesses were mainly affected by the pandemic during 2020, with results recovering from the reduction in restrictions in the markets in which it operates. The transition to the digital environment continued across all our brands, making it possible to offset the impact of store closures, with an increase in e-commerce sales, in addition to the growth seen in direct sales revenues.

6.3.2. Allowance for trade receivables expected credit losses

The Company assesses the impact of the pandemic on trade accounts receivable, due to the possibility of increasing credit risk, with the aim of ensuring the sustainability of the chain and supporting its customer network. Changes in allowances for expected credit losses are presented in Note 9.

6.3.3. Impairment of non-financial assets

Retail operations (mainly composed of physical stores) are not considered essential by government authorities, which led to the closure of part of these locations during different periods of 2020 and 2021. Due to this adverse scenario, we performed an impairment test for the cash generating units that comprise these operations and as a result, an impairment in the amount of R$148,050 as of December 31, 2020 was recorded, as disclosed in note 19.

6.3.4. Lease

The Company renegotiated contracts and obtained discounts on store lease payments, mainly during the year ended December 31, 2020, as mentioned in note 19.

6.3.5. Going concern

Company’s Management concluded that there are no material uncertainties that could cast significant doubt about its ability to continue operating indefinitely.

6.3.6. Capital management and liquidity risk and covenants

The Company used part of the resources from private funding and capital increase (see notes 20 and 25), to accelerate its investments in the digitization of operations, which were intensified as a result of the Covid-19 pandemic. Continuous cost management, including on other investments and discretionary expenditures, and Governments’ incentives were mainly during the year ended December 31, 2020. The Company ended the years ended December 31, 2021 and 2020 with a robust cash position, resulting in greater deleveraging and ensuring compliance with our financial covenants.

6.4      Cyber-incident

In June 2020, the subsidiary Avon became aware that it was exposed to a cyber-incident in its Information Technology (“IT”) environment that interrupted some systems and partially affected Avon’s operations. Avon involved leading external experts in cybersecurity and general IT controls, initiating a comprehensive containment and correction effort, as well as a forensic investigation. By mid-August, Avon had reestablished all its main business processes and resumed operations in all of its markets, including all of its distribution centers.

The cyber incident did not have a significant impact on the revenue performance of the subsidiary for the year ended December 31, 2020, despite having resulted in a phasing of the subsidiary’s revenue from the second to the third quarter of 2020, as the subsidiary met the order backlog that was created. The incremental expense incurred as a result of the cyber-incident was not material.

Although it has no indication that the accuracy and completeness of any financial information has been affected as a result of the incident, the subsidiary has performed extensive procedures to validate the accuracy and completeness of its financial information.

6.5      Capital management

The Company’s capital management objectives are to ensure that the Company is continuously capable of offering return to its shareholders and benefits to other stakeholders, in addition to maintaining an ideal capital structure to reduce this capital cost.

The Company monitors capital based on the financial leverage ratios. This ratio corresponds to the net debt divided by EBITDA. The net debt corresponds to total borrowing and financing (including short and long-term borrowing and financing, as shown in the consolidated balance sheet), deducted from cash and cash equivalents and short-term investments (except for “Crer Para Ver”  and DBV funds).

6.6      Fair value estimate

Financial instruments that are measured at fair value at the reporting dated as prescribed by IFRS 13/CPC 46 – Fair Value Estimate follow the hierarchy below:

➢	Level 1: Valuation based on quoted (unadjusted) prices in active markets for identical assets and liabilities on the reporting date. A market is seen as active if quoted prices are readily and regularly available from a Commodities and Securities Exchange, a broker, industry group, pricing service or regulatory agency, and those prices represent actual market transactions, which occur regularly on a purely commercial basis;
➢	Level 2: Used for financial instruments that are not traded in active markets (for example, over-the-counter derivatives), whose valuation is based on techniques that, in addition to the quoted prices included in Level 1, use other inputs adopted by the market for the asset or direct liabilities (i.e., as prices) or indirectly (i.e., derived from prices); and
➢	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

The carrying amounts and fair values of the Company’s financial instruments as of December 31, 2021 and 2020 is presented as follows:

Consolidated				Carrying amount		Fair value
	Note	Classification by category	Fair value hierarchy	2021	2020	2021	2020
Financial assets
Cash and cash equivalent	7
Cash and banks		Amortized cost	Level 2	3,349,398	4,436,576	3,349,398	4,436,576
Certificate of bank deposits		Amortized cost	Level 2	7,639	808,988	7,639	808,988
Repurchase operations		Fair value through profit or loss	Level 2	650,220	576,108	650,220	576,108
				4,007,257	5,821,672	4,007,257	5,821,572
Short-term investments	8
Government securities		Fair value through profit or loss	Level 2	435,898	864,940	435,898	864,940
Restricted cash		Fair value through profit or loss	Level 2	44	40,425	44	40,425
Financial treasury bills		Fair value through profit or loss	Level 2	646,586	505,152	646,586	505,152
Loan investment fund		Fair value through profit or loss	Level 2	896,212	817,253	896,212	817,253
DBV Fund		Fair value through profit or loss	Level 3	36,921	16,104	36,921	16,104
Certificate of bank deposits		Fair value through profit or loss	Level 2	-	292,878	-	292,878
				2,015,661	2,536,752	2,015,661	2,536,752

Trade receivables	9	Amortized cost	Level 2	3,476,359	3,597,535	3,476,359	3,597,535
Judicial deposits	13	Amortized cost	Level 2	585,284	566,190	585,284	566,190
Carbon Credits	15	Fair value through profit or loss	Level 2	11,479	4,097	11,479	4,097
Sublease receivables	15	Amortized cost	Level 2	347,174	357,538	347,174	357,538
Receivables from service providers	15	Amortized cost	Level 1	162,268	135,030	-	135,030
				4,582,564	4,660,390	4,582,564	4,660,390

Financial and operating derivatives		Fair value – Hedge accounting instruments	Level 2	533,410	1,768,122	533,410	1,768,122
Financial and operating derivatives		Fair value through profit or loss	Level 2	441,719	139,856	441,719	139,856
				975,129	1,907,978	975,129	1,907,978
Financial liabilities
Borrowing, financing and debentures	20
Borrowing in local currency		Amortized cost	Level 2	(6,914,117)	(9,591,809)	(2,100,465)	(9,466,921)
Foreign currency borrowings		Amortized cost	Level 2	(5,802,715)	(4,231,104)	(5,755,272)	(4,459,081)
				(12,716,832)	(13,822,913	(7,855,737)	(13,926,002)

Carbon credits		Fair value through profit or loss	Level 2	(19,511)	(5,560)	(19,511)	(5,560)

Financial and operating derivatives		Fair value through profit or loss	Level 2	(458,492)	(61,201)	(458,492)	(61,201)

Lease	19	Amortized cost	Level 2	(3,547,862)	(3,858,455)	(3,547,862)	(3,858,455)
Trade payable and reverse factoring operations	21	Amortized cost	Level 2	(6,770,579)	(6,774,205)	(6,770,579)	(6,774,205)
Insurance payable	24	Amortized cost	Level 2	(127,413)	(159,094)	(127,413)	(159,094)
Dividends payable	25	Amortized cost	Level 2	(180,772)	-	(180,772)	-

When measuring, the carrying amount represents a reasonable approximate fair value, as described below:

(i)	the cash and cash equivalents, trade accounts receivable, accounts payable to suppliers and other current liabilities balances are equivalent to their book values, mainly due to the short-term maturities of these instruments.
(ii)	the short-term investment balances measured at (a) amortized cost approximate their fair values as the operations are carried out at floating interest rates and (b) fair value against profit or loss consider the rates agreed between the parties upon contracting investments, including market information that render this calculation possible;
(iii)	the carrying amounts of borrowing, financing and debentures are measured at their amortized cost and disclosed at fair value, which does not differ materially from carrying amounts as the agreed interest rates are consistent with current market rates; and
(iv)	The fair value of foreign exchange rate derivatives (swap and forward) is determined based on future exchange rates at the reporting date, with the resulting value discounted to present value.

The fair value of the investment in the Dynamo Beauty Ventures Ltd. (“DBV”) Fund, classified at level 3 of the fair value hierarchy is calculated based on information on the net value of the investment in the Fund ("NAV") calculated by the Fund’s manager based on valuation assumptions consistent with the accounting practices adopted in Brazil and IFRS, adjusted to reflect the fair value assumptions applicable to the nature of the Company’s investment. The Company’s valuation considers inputs not observable in the model, in order to reflect the contractual restrictions on this investment for early redemption of the security in the market. The significant unobservable inputs used in the fair value estimate reflect a discount due to the lack of liquidity of the security, which represent the values that the Company determined that market agents would take into account for these discounts when defining the investment price. An increase (reduction) of 1% in the applied discount (16.7%) would result in an increase (reduction) in the fair value of the investment by R$438.

There were no transfers between measurement levels in the fair value hierarchy for the year ended December 31, 2021 and 2020 for these assets and liabilities.